PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.5%
Communication Services : 4.1%
26,953
(1)
CarGurus, Inc.
$ 917,750
0.5
13,731
(1)(2)
EchoStar Corp. - Class
A
1,607,488
0.9
143,688
(1)
Lumen Technologies,
Inc.
998,632
0.5
55,756
(1)
Magnite, Inc.
662,381
0.4
67,318
(1)
TripAdvisor, Inc.
717,610
0.4
113,595
(1)
Uniti Group, Inc.
1,065,521
0.6
35,860
(1)
Yelp, Inc.
887,176
0.5
291,616
(1)
ZipRecruiter, Inc.
- Class A
536,573
0.3
7,393,131
4.1
Consumer Discretionary : 4.5%
11,713  Ermenegildo Zegna
NV
122,049
0.1
33,537
(1)
Figs, Inc. - Class A
495,342
0.3
24,747
Garrett Motion, Inc.
449,653
0.2
145,831
Kohl's Corp.
1,881,220
1.0
8,527  Monarch Casino &
Resort, Inc.
815,181
0.5
23,819  Red Rock Resorts, Inc.
- Class A
1,270,982
0.7
86,605
(1)
Sonos, Inc.
1,160,507
0.6
186,775  Super Group SGHC
Ltd.
2,017,170
1.1
8,212,104
4.5
Consumer Staples : 0.7%
50,816
Dole PLC
726,161
0.4
5,900  John B Sanfilippo &
Son, Inc.
468,047
0.3
1,194,208
0.7
Energy : 2.7%
219,298
(1)
Clean Energy Fuels
Corp.
543,859
0.3
44,231  Excelerate Energy, Inc.
- Class A
1,478,200
0.8
17,080
(1)
Green Plains, Inc.
280,966
0.2
97,266
(2)
HighPeak Energy, Inc.
671,135
0.4
86,179
(1)
TETRA Technologies,
Inc.
734,245
0.4
84,800
(1)
Uranium Energy Corp.
1,144,800
0.6
4,853,205
2.7
Financials : 18.0%
30,448
Arrow Financial Corp.
1,022,139
0.6
28,904
Banc of California, Inc.
508,132
0.3
59,129
BCB Bancorp, Inc.
530,978
0.3
164,819  BGC Group, Inc.
- Class A
1,611,930
0.9
13,584  Cathay General
Bancorp
677,298
0.4
43,801  ConnectOne Bancorp,
Inc.
1,172,553
0.6
51,826  Farmers National Banc
Corp.
682,030
0.4
90,057  First BanCorp/Puerto
Rico
1,923,618
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
45,047  First Commonwealth
Financial Corp.
$ 791,926
0.4
30,645
First Horizon Corp.
697,480
0.4
70,311
Fulton Financial Corp.
1,430,126
0.8
220,219
(1)
Genworth Financial,
Inc. - Class A
1,788,178
1.0
33,125  Hancock Whitney
Corp.
2,106,419
1.1
23,720
Hilltop Holdings, Inc.
849,650
0.5
31,977  HomeStreet, Inc.
- Class A
471,661
0.2
75,224
Hope Bancorp, Inc.
840,252
0.5
67,929
Ladder Capital Corp.
663,666
0.4
49,969
(2)
MFA Financial, Inc.
478,703
0.3
11,532
NBT Bancorp, Inc.
491,033
0.3
17,341
Origin Bancorp, Inc.
718,958
0.4
56,766
(1)
Oscar Health, Inc.
- Class A
651,106
0.3
87,110
P10, Inc. - Class A
632,419
0.3
63,809  Pagseguro Digital Ltd.
- Class A
639,366
0.3
250,772
(1)
Payoneer Global, Inc.
1,211,229
0.7
149,117
Redwood Trust, Inc.
836,546
0.5
43,881  Simmons First National
Corp. - Class A
853,486
0.5
120,111
(1)(2)
Slide Insurance
Holdings, Inc.
2,161,998
1.2
49,783  United Community
Banks, Inc.
1,567,667
0.9
156,396  Valley National
Bancorp
1,920,543
1.0
15,383
(2)
Victory Capital
Holdings, Inc. - Class A
1,007,279
0.5
70,478
(2)
WisdomTree, Inc.
1,026,160
0.6
40,009
XP, Inc. - Class A
761,771
0.4
32,726,300
18.0
Health Care : 18.6%
21,806
(1)
10X Genomics, Inc.
- Class A
462,941
0.2
13,251
(1)
4D Molecular
Therapeutics, Inc.
123,367
0.1
113,415
(1)
Alignment Healthcare,
Inc.
1,998,372
1.1
6,451
(1)
Alumis, Inc.
142,116
0.1
39,531
(1)
Arrowhead
Pharmaceuticals, Inc.
2,478,594
1.4
173,258
(1)
Aveanna Healthcare
Holdings, Inc.
1,115,782
0.6
174,496
(1)
BioCryst
Pharmaceuticals, Inc.
1,661,202
0.9
17,224
Bio-Techne Corp.
900,126
0.5
25,395
(1)
Brookdale Senior
Living, Inc.
347,404
0.2
15,997
(2)
Bruker Corp.
577,812
0.3
375,662
(1)
Cerus Corp.
683,705
0.4
23,610
(1)
Cogent Biosciences,
Inc.
908,749
0.5
123,686
(1)(2)
Compass
Therapeutics, Inc.
654,299
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,119
(1)
Corvus
Pharmaceuticals, Inc.
$ 177,301
0.1
53,526
(1)
Erasca, Inc.
866,051
0.5
74,222
(1)
Fortrea Holdings, Inc.
699,171
0.4
12,838
(1)
Guardant Health, Inc.
1,185,846
0.6
19,499
(1)
HealthEquity, Inc.
1,629,531
0.9
40,599
(1)
Ironwood
Pharmaceuticals, Inc.
142,502
0.1
38,372
(1)
Mineralys
Therapeutics, Inc.
1,039,497
0.6
15,940
(1)
Mirum
Pharmaceuticals, Inc.
1,472,537
0.8
9,847
(1)
Monte Rosa
Therapeutics, Inc.
161,983
0.1
81,731
(1)
NeoGenomics, Inc.
606,444
0.3
37,445
(1)(2)
Olema
Pharmaceuticals, Inc.
558,305
0.3
382,146
(1)
OPKO Health, Inc.
435,646
0.2
38,160
(1)
Orthofix Medical, Inc.
437,695
0.2
3,107
(1)
Oruka Therapeutics,
Inc.
152,398
0.1
29,150
(1)
PACS Group, Inc.
936,298
0.5
37,133
(1)
Perspective
Therapeutics, Inc.
154,845
0.1
3,796
(1)
Praxis Precision
Medicines, Inc.
1,223,033
0.7
83,064
(1)
Progyny, Inc.
1,410,427
0.8
30,908
QIAGEN N.V.
1,237,556
0.7
258,515
(1)
Savara, Inc.
1,411,492
0.8
57,839
(1)
Tandem Diabetes
Care, Inc.
1,108,774
0.6
55,002
(1)(2)
Tango Therapeutics,
Inc.
1,150,642
0.6
118,855
(1)
Taysha Gene
Therapies, Inc.
531,282
0.3
93,820
(1)
Teladoc Health, Inc.
511,319
0.3
49,610
(1)
Travere Therapeutics,
Inc.
1,473,913
0.8
170,711
(1)
Xeris Biopharma
Holdings, Inc.
990,124
0.5
33,759,081
18.6
Industrials : 17.2%
41,572  Aebi Schmidt Holding
AG
403,664
0.2
12,388  Allison Transmission
Holdings, Inc.
1,450,139
0.8
9,100
(1)
Amprius Technologies,
Inc.
153,426
0.1
18,173  Apogee Enterprises,
Inc.
609,523
0.3
8,298  Applied Industrial
Technologies, Inc.
2,201,625
1.2
24,389
(1)
Array Technologies,
Inc.
176,333
0.1
21,958  Atmus Filtration
Technologies, Inc.
1,246,556
0.7
18,323
(1)
Bloom Energy Corp.
- Class A
2,482,583
1.4
18,286
Cadre Holdings, Inc.
561,015
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
83,799
(1)
CoreCivic, Inc.
$ 1,584,639
0.9
1,511
Donaldson Co., Inc.
128,239
0.1
33,749  Enerpac Tool Group
Corp.
1,230,826
0.7
41,775
Flowserve Corp.
3,070,880
1.7
10,753
(1)
Fluence Energy, Inc.
147,961
0.1
8,510  Franklin Electric Co.,
Inc.
784,367
0.4
10,082
(1)
Gates Industrial Corp.
PLC
227,954
0.1
98,799
(1)
GEO Group, Inc.
1,660,811
0.9
35,378
Kennametal, Inc.
1,278,207
0.7
112,661
(1)
Legalzoom.com, Inc.
638,788
0.4
5,352  Lincoln Electric
Holdings, Inc.
1,333,076
0.7
112,450
(1)
Manitowoc Co., Inc.
1,310,043
0.7
164,909  Mueller Water
Products, Inc. - Class A
4,533,348
2.5
4,392
(1)
Nextracker, Inc. - Class
A
529,456
0.3
122,664
(1)
NOW, Inc.
1,460,928
0.8
9,318
Tetra Tech, Inc.
280,658
0.2
15,187
TriNet Group, Inc.
553,262
0.3
40,868
(1)
Upwork, Inc.
447,913
0.2
102,023
(1)
Vestis Corp.
801,901
0.4
31,288,121
17.2
Information Technology : 15.1%
265,469
(1)
8x8, Inc.
440,679
0.2
40,134
A10 Networks, Inc.
927,898
0.5
39,039
(1)
ACI Worldwide, Inc.
1,600,989
0.9
88,363
(1)
Amplitude, Inc. - Class
A
602,636
0.3
49,150
(1)
Arlo Technologies, Inc.
699,404
0.4
24,206
(1)
ASGN, Inc.
937,014
0.5
97,513
(1)
AvePoint, Inc.
927,349
0.5
40,032
(1)
Box, Inc. - Class A
946,356
0.5
65,154
(1)
Cerence, Inc.
411,122
0.2
33,899
(1)(2)
Cipher Mining, Inc.
436,280
0.2
39,176
(1)
Cohu, Inc.
1,199,569
0.7
23,354
(1)
CommScope Holding
Co., Inc.
425,043
0.2
31,294
(1)
Core Scientific, Inc.
468,158
0.3
16,459
(1)
Credo Technology
Group Holding Ltd.
1,545,006
0.9
18,061
CTS Corp.
862,593
0.5
19,263
(1)
Dropbox, Inc. - Class A
437,655
0.2
73,883
(1)
Extreme Networks, Inc.
1,114,156
0.6
10,572
(1)
Hut 8 Corp.
495,933
0.3
36,695
(2)
Ingram Micro Holding
Corp.
855,360
0.5
38,666
(1)
Knowles Corp.
992,943
0.5
4,330
Littelfuse, Inc.
1,469,386
0.8
39,850
(1)
Photronics, Inc.
1,610,339
0.9
24,791
(1)
Rambus, Inc.
2,132,770
1.2
35,242
(1)
Riot Platforms, Inc.
435,591
0.2
21,650
(1)
Rubrik, Inc. - Class A
1,060,201
0.6
82,350
(1)
Sprinklr, Inc. - Class A
494,100
0.3
24,006
(1)
TTM Technologies, Inc.
2,338,665
1.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,847
(1)
Unity Software, Inc.
$ 150,223
0.1
198,249
(1)
Yext, Inc.
761,276
0.4
46,170
(1)
Zeta Global Holdings
Corp. - Class A
735,026
0.4
27,513,720
15.1
Materials : 5.3%
4,583
Balchem Corp.
776,727
0.4
137,578
(1)
Cleveland-Cliffs, Inc.
1,162,534
0.6
95,025
(1)
Coeur Mining, Inc.
1,783,619
1.0
44,211
Element Solutions, Inc.
1,509,363
0.8
114,930
Hecla Mining Co.
2,141,146
1.2
65,480
(1)
Rayonier Advanced
Materials, Inc.
724,864
0.4
160,581
Tronox Holdings PLC
1,568,876
0.9
9,667,129
5.3
Real Estate : 6.6%
76,226
(2)
Acadia Realty Trust
1,457,441
0.8
106,563
CareTrust REIT, Inc.
3,905,534
2.1
129,730  DiamondRock
Hospitality Co.
1,215,570
0.7
17,965  Diversified Healthcare
Trust
119,288
0.1
18,623  First Industrial Realty
Trust, Inc.
1,077,341
0.6
18,117
LTC Properties, Inc.
673,228
0.4
151,069
(2)
Medical Properties
Trust, Inc.
699,449
0.4
9,795  Omega Healthcare
Investors, Inc.
429,217
0.2
28,876  Sabra Health Care
REIT, Inc.
555,285
0.3
147,084  Summit Hotel
Properties, Inc.
650,111
0.3
37,722  Tanger Factory Outlet
Centers, Inc.
1,281,794
0.7
12,064,258
6.6
Utilities : 5.7%
42,303
Avista Corp.
1,698,042
0.9
31,402
Black Hills Corp.
2,179,613
1.2
30,616
(1)
Hallador Energy Co.
498,429
0.3
81,650
(1)
Hawaiian Electric
Industries, Inc.
1,211,686
0.6
30,420
NiSource, Inc.
1,419,397
0.8
19,880  Northwest Natural
Holding Co.
1,058,014
0.6
13,443
(1)(2)
Oklo, Inc.
666,638
0.4
30,227  Portland General
Electric Co.
1,595,079
0.9
10,326,898
5.7
Total Common Stock
(Cost $177,952,373)
178,998,155
98.5
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.2%
8,931  iShares Russell 2000
ETF
$ 2,214,888
1.2
Total Exchange-Traded
Funds
(Cost $2,334,715)
2,214,888
1.2
Total Long-Term
Investments
(Cost $180,287,088)
181,213,043
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.2%
Time Deposits : 0.8%
200,000
(3)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 200,000
0.1
140,000
(3)
DZ Bank AG,
3.610
%,
04/01/2026 140,000
0.1
200,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 200,000
0.1
210,000
(3)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 210,000
0.1
210,000
(3)
Royal Bank of Canada,
3.700
%,
04/01/2026 210,000
0.1
200,000
(3)
Societe Generale S.A.,
3.620
%,
04/01/2026 200,000
0.1
210,000
(3)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 210,000
0.2
Total Time Deposits
(Cost $1,370,000)
1,370,000
0.8
Repurchase Agreements : 4.2%
1,091,212
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,091,322,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,113,036, due
11/30/27-10/20/75)
1,091,212
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Small Company Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,016,894
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $2,017,097,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$2,057,232, due
05/12/27-02/20/66)
$ 2,016,894
1.1
547,868
(3)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $547,924,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $558,825, due
04/01/26)
547,868
0.3
2,016,894
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $2,017,096,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,057,232, due
05/05/26-01/15/66)
2,016,894
1.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,943,541
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $1,943,742,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,979,307, due
04/15/28-02/15/56)
$ 1,943,541
1.1
Total Repurchase
Agreements
(Cost $7,616,409)
7,616,409
4.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
443,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $443,000) $ 443,000 0.2
Total Short-Term
Investments
(Cost $9,429,409)
9,429,409
5.2
Total Investments in
Securities
(Cost $189,716,497) $ 190,642,452 104.9
Liabilities in Excess
of Other Assets (8,905,188) (4.9)
Net Assets $ 181,737,264 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Small Company Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 178,998,155 $ — $ — $ 178,998,155
Exchange-Traded Funds 2,214,888 — — 2,214,888
Short-Term Investments 443,000 8,986,409 — 9,429,409
Total Investments, at fair value $ 181,656,043 $ 8,986,409 $ — $ 190,642,452
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 19,312,709
Gross Unrealized Depreciation (18,386,754)
Net Unrealized Appreciation $ 925,955